Income Taxes - Net Deferred Tax Liabilities Presented on Consolidated Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Long-term deferred tax assets	$ 300	$ 238
Long-term deferred tax liabilities	(401)	(322)
Net deferred tax liabilities	$ (101)	$ (84)